Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	$ 33,040,012	$ 25,571,810	$ 26,664,602
COSTS AND EXPENSES
Transportation costs	24,744,905	19,086,439	19,805,055
General and administrative expenses	452,501	866,333	758,620
Sales and marketing expenses	52,794	78,722	92,890
Total costs and expenses	25,250,200	20,031,494	20,656,565
PROFIT FROM OPERATIONS	7,789,812	5,540,316	6,008,037
OTHER (EXPENSES) INCOME
Interest expenses	(269,942)	(188,897)	(154,047)
Other expenses	(1,090,116)	(861,587)	(538,006)
Other income	111,587	104,012	188,305
Loss on disposal of subsidiaries	(852,040)
Total other expenses, net	(2,100,511)	(946,472)	(503,748)
PROFIT BEFORE INCOME TAXES	5,689,301	4,593,844	5,504,289
PROVISION FOR INCOME TAXES	1,721,419	1,420,141	1,534,791
NET PROFIT	3,967,882	3,173,703	3,969,498
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	880,945	(499,136)	(372,229)
COMPREHENSIVE INCOME	$ 4,848,827	$ 2,674,567	$ 3,597,269
Weighted average shares used in computation:
Basic (in Shares)	13,246,575	12,000,000	12,000,000
Diluted (in Shares)	13,246,575	12,000,000	12,000,000
BASIC (in Dollars per share)	$ 0.3	$ 0.26	$ 0.33
DILUTED (in Dollars per share)	$ 0.3	$ 0.26	$ 0.33